Income Tax Expense - Schedule of Income Tax Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current tax on profit for the year	₩ 21,383	₩ 11,775	₩ 7,430
Deferred tax expense (benefit)	4,072	(249)	(4,377)
Income tax expense	₩ 25,455	₩ 11,526	₩ 3,053